Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Capital Structure of YPF EE After the Issuance of Shares

In this way, the capital structure of YPF EE after the issuance of shares will be as follows:

Shareholder	Number of Shares	Participation in the capital stock	Kind of Share
YPF	2,723,826,879	72.69218%	A
OPESSA	86,476,112	2.30783%	A

Group	2,810,302,991	75.00001%	A
GE	936,767,364	24.99999%	B

Total	3,747,070,355	100.00000%

Summary of Assets and Liabilities Held for Disposal

The following table shows the main assets and liabilities held for disposal.

•	Group of assets held for disposal:

December 31, 2017
Property, plant and equipment	4,982
Investments in associates and joint ventures	2,117
Inventories	1
Other receivables	914
Credits for sale	713
Investments in financial assets	78
Cash and cash equivalents	61

Subtotal	8,866

Deletions	(43)

Total	8,823

•	Liabilities associated to the group of assets held for disposal:

December 31, 2017
Provisions	96
Deferred tax liabilities	282
Remuneration and social security charges	47
Other liabilities	1
Loans	4,072
Accounts payable	938

Subtotal	5,436

Deletions	(1,243)

Total	4,193

Summary of the Main Results Associated with the Investment in YPF EE

The following table shows the main results associated with the investment in YPF EE:

December31, 2017
Income	1,908
Costs	(594)
Gross income	1,314
Operating profit	1,122
Income from investments in companies	90
Net financial results	(76)
Income Tax	(268)

Net income without deletions	868

Deletions	241

Net income with deletions	1,109